CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE DEBENTURES AND NOTES, NET OF DISCOUNT

As of December 31, 2022, special purchase agreements (SPAs) with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

	December 31,	December 31,
	2022	2021
Convertible debentures
10% Convertible note payable, due April 23, 2022 – Bridge Investor	$35,556	$31,167
10% Convertible note payable, due April 23, 2022 – Related Party	164,444	144,951
10% Convertible note payable, due August 6, 2022 – Bridge Investor	200,000	188,319
	400,000	364,437
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	123,958	118,958
5% Convertible note payable – Related Party	288,733	276,233
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	288,253	275,753
5% Convertible note payable – CEO, CTO* & CFO – Related Parties	94,457	90,357
5% Convertible note payable – Bridge Investors	193,522	185,122
	988,923	946,423

August 2021 Convertible Notes
5% Convertible note – Autotelic Inc– Related Party	267,553	256,634
5% Convertible note – Bridge investors	399,722	381,123
5% Convertible note – CFO – Related Party	80,266	76,531
	747,541	714,288

JH Darbie PPM Debt
16% Convertible Notes - Non-related parties	2,441,471	-
16% Convertible Notes – CEO – Related Party	124,547	-
	2,566,018	-

November/December 2021 & March 2022 Notes
12% Convertible Notes – Accredited Investors	619,345	-

Debt for Clinical Trials – GMP
2% Convertible Notes – GMP	4,659,782	-

May and June 2022 Note
12% Convertible Notes – Accredited Investors	885,312	-

Other Debt
Short term debt – CEO	-	20,000
Short term debt – Bridge investors	245,000	265,000
Short term debt from CFO – Related Party	25,050	45,050
Short term debt – Autotelic Inc– Related Party	120,000	20,000
	390,050	350,050
Accrued interest	-	9,212
Total of convertible debentures & notes and other debt	$11,256,971	2,384,410

SCHEDULE OF CONVERTIBLE NOTES, NET OF DISCOUNT

As of December 31, 2022, and December 31, 2021, convertible notes under the November-December 2021 Financing, net of debt discount, consist of the following amounts:

	December 31, 2022	December 31, 2021

Mast Hill Convertible note, 12% coupon November 21	$-	$250,000
Talos Victory Convertible note, 12% coupon November 2021	-	250,000
First Fire Global Opportunities LLC Convertible note, 12% coupon, December 2021	-	250,000
Blue Lake Partners LLC Convertible note, 12% coupon, December 2021, inclusive of accrued interest	227,187	250,000
Fourth Man LLC Convertible note, 12% coupon December 2021, inclusive of accrued interest	112,500	250,000
Convertible notes, gross	$339,687	$1,250,000
Less: Debt discounts recorded	(500,000)	(1,250,000)
Amortization of debt discounts	500,000	76,994
Convertible notes, net of discounts	$339,687	76,994
As of December 31, 2022, and December 31, 2021, Fourth Man convertible note, net of debt discount, consist of the following amounts:

	December 31, 2022	December 31, 2021

Fourth Man Convertible note, 12% coupon March 2023 inclusive of accrued interest	$340,959	$-
Debt discount amortization	(61,301)	-
Convertible notes, net	$279,658	-
 As of December 31, 2022, and December 31, 2021, convertible note under the May 2022 Mast Financing, net of debt discount, consist of the following amounts:

	December 31, 2022	December 31, 2021

Mast Hill Convertible note, 12% coupon May 2023, inclusive of accrued interest	$847,000	$-
Convertible notes, gross	$847,000	$-
Less Debt discount recorded	(605,000)	-
Amortization debt discount	333,119	-
Convertible notes, net	$575,119	$-
 As of December 31, 2022, and December 31, 2021, convertible note under the June 2022 Blue Lake Financing, net of debt discount, consist of the following amounts:

	December 31, 2022	December 31, 2021

Blue Lake Convertible note, 12% coupon June 2023, inclusive of accrued interest	$469,000	$-
Convertible notes, gross	$469,000	$-
Less Debt discount recorded	(332,748)	-
Amortization debt discount	173,941	-
Convertible notes, net	$310,193	$-

SCHEDULE OF SHORT-TERM LOANS

As of December 31, 2022, other short-term advances consist of the following amounts obtained from various employees and related parties:

Other Advances	December 31, 2022
Short term advances from CFO – Related Party	$25,050
Short term advances – bridge investors & others	245,000
Short term advance – Autotelic Inc. – Related Party	120,000
$390,050